Intangibles, Net (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Patents	$ 80,000	$ 80,000	$ 80,000
Less accumulated amortization	(41,000)	(39,000)	(32,000)
Net	39,000	41,000	48,000
Predecessor [Member]
Net		$ 49,000